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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA 02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         ----------------------------------------------------------------------
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
         ----------------------------------------------------------------------
Phone:   (617) 261-9000
         ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ James J. Finnegan         Boston, Massachusetts   November 10, 2010
   -------------------------------    ---------------------   -----------------
           [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

   028-04037                    Pioneer Investment Management, Inc.
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 54
                                        --------------------

Form 13F Information Table Value Total: 4,055,718
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number        Name

    1         028-06536                   AEW Capital Management, Inc.
    ------        -----------------       -------------------------------------
    2         028-06808                   Natixis Global Asset Management, L.P.
    ------        -----------------       -------------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                    9/30/2010

                                                                                                             VOTING AUTHORITY
                              TITLE OF             VALUE      SH or    SH/ PUT/   INVESTMENT    OTHER   ----------------------------
       NAME OF ISSUER          CLASS     CUSIP   (X$1000)    PRN AMT   PRN Call   DISCRETION   MANAGERS    SOLE    SHARED    NONE
----------------------------- -------- --------- --------- ----------- --- ---- -------------- -------- ---------- ------ ----------
Alexandria R.E. Equities      COM      015271109   74,715   1,067,353  SH       Shared-Defined  01 02     525,553       -    541,800
AMB Property Corp             COM      00163T109  125,530   4,742,332  SH       Shared-Defined  01 02    2,353,432      -  2,388,900
American Campus Communities   COM      024835100   17,689    581,100   SH       Shared-Defined  01 02     512,100       -     69,000
Annaly Capital
 Management Inc.              COM      035710409   14,960    850,000   SH       Shared-Defined  01 02        0          -    850,000
Associated Estates Realty     COM      045604105    909       65,000   SH       Shared-Defined  01 02     65,000        -          -
Avalon Bay Communities        COM      053484101  239,515   2,304,583  SH       Shared-Defined  01 02    1,338,114      -    966,469
Biomed Realty Trust Inc.      COM      09063H107   49,435   2,758,632  SH       Shared-Defined  01 02    2,255,832      -    502,800
Boston Properties Inc.        COM      101121101  263,424   3,169,207  SH       Shared-Defined  01 02    1,824,807      -  1,344,400
Brookfield Properties         COM      112900105   7,232     466,004   SH       Shared-Defined  01 02     274,904       -    191,100
Camden Property Trust         COM      133131102   73,126   1,524,407  SH       Shared-Defined  01 02    1,230,307      -    294,100
Commonwealth REIT             COM      203233101   2,880     112,500   SH       Shared-Defined  01 02     112,500       -          -
Coresite Realty Corp.         COM      21870Q105   9,968     608,200   SH       Shared-Defined  01 02     494,200       -    114,000
DCT Industrial Trust Inc.     COM      233153105   46,006   9,604,496  SH       Shared-Defined  01 02    7,768,896      -  1,835,600
Developers Diversified        COM      251591103   29,234   2,605,500  SH       Shared-Defined  01 02    2,084,300      -    521,200
Digital Realty Trust          COM      253868103   51,984    842,525   SH       Shared-Defined  01 02     676,925       -    165,600
Dupont Fabros Technology      COM      26613Q106   60,357   2,399,880  SH       Shared-Defined  01 02    1,920,580      -    479,300
Entertainment Pptys Trust     COM      29380T105   82,318   1,906,392  SH       Shared-Defined  01 02    1,206,892      -    699,500
Equity Lifestyle Properties   COM      29472R108   25,239    463,275   SH       Shared-Defined  01 02     373,075       -     90,200
Equity Residential            COM      29476L107  291,690   6,131,806  SH       Shared-Defined  01 02    3,833,006      -  2,298,800
Essex Property Trust Inc      COM      297178105   31,309    286,080   SH       Shared-Defined  01 02     226,980       -     59,100
Excel Trust Inc               COM      30068C109   4,502     399,500   SH       Shared-Defined  01 02     325,400       -     74,100
Extra Space Storage Inc.      COM      30225T102   72,726   4,534,059  SH       Shared-Defined  01 02    3,736,059      -    798,000
Federal Realty Invs Trust     COM      313747206  197,623   2,420,065  SH       Shared-Defined  01 02    1,343,565      -  1,076,500
First Potomac Realty Trust    COM      33610F109   32,218   2,147,896  SH       Shared-Defined  01 02    1,793,196      -    354,700
Getty Realty Corp.            COM      374297109   4,695     175,000   SH       Shared-Defined  01 02     175,000       -          -
HCP Inc.                      COM      40414L109  192,903   5,361,393  SH       Shared-Defined  01 02    3,253,993      -  2,107,400
Health Care Reit Inc.         COM      42217K106   19,546    412,880   SH       Shared-Defined  01 02     330,480       -     82,400
Highwoods Properties          COM      431284108   1,961      60,400   SH       Shared-Defined  01 02     60,400        -          -
Hospitality Properties        COM      42217K106   1,563      70,000   SH       Shared-Defined  01 02     70,000        -          -
Host Hotels & Resorts         COM      44107P104  168,143   11,612,118 SH       Shared-Defined  01 02    7,099,018      -  4,513,100
Hudson Pacific
 Properties Inc.              COM      444097109   10,614    648,400   SH       Shared-Defined  01 02     524,900       -    123,500
Kilroy Realty Corp.           COM      49427F108   81,587   2,461,890  SH       Shared-Defined  01 02    1,820,090      -    641,800
Kite Realty Group             COM      49803T102   13,818   3,112,268  SH       Shared-Defined  01 02    2,520,168      -    592,100
Liberty Property Trust        COM      531172104  161,246   5,054,748  SH       Shared-Defined  01 02    2,860,648      -  2,194,100
Macerich Company (the)        COM      554382101  114,001   2,654,278  SH       Shared-Defined  01 02    1,810,315      -    843,963
Mack Cali Realty Corp         COM      554489104   17,380    531,335   SH       Shared-Defined  01 02     455,535       -     75,800
National Retail Properties    COM      637417106   38,952   1,551,273  SH       Shared-Defined  01 02    1,314,773      -    236,500
Nationwide Health
 Properties Inc.              COM      638620104  150,353   3,888,114  SH       Shared-Defined  01 02    2,557,514      -  1,330,600
Omega Healthcare Investors    COM      681936100   67,913   3,025,072  SH       Shared-Defined  01 02    2,483,972      -    541,100

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
Pebblebrook Hotel Trust       COM      70509V100   24,216   1,344,605  SH       Shared-Defined  01 02    1,079,305      -    265,300
Penn Real Estate Invest Tst.  COM      709102107   2,225     187,600   SH       Shared-Defined  01 02     187,600       -          -
Piedmont Office Realty Trust  COM      720190206   70,706   3,739,076  SH       Shared-Defined  01 02    1,992,376         1,746,700
Plum Creek Timber Co.         COM      729251108   15,154    429,300   SH       Shared-Defined  01 02     88,000        -    341,300
Public Storage Inc.           COM      74460D109  228,883   2,358,647  SH       Shared-Defined  01 02    1,391,647      -    967,000
Ramco Gershenson Properties   COM      751452202   12,123   1,131,900  SH       Shared-Defined  01 02     922,700       -    209,200
Realty Income Corp            COM      756109104   5,968     177,000   SH       Shared-Defined  01 02     166,400       -     10,600
Regency Centers Corp.         COM      758849103   67,675   1,714,589  SH       Shared-Defined  01 02    1,381,989      -    332,600
Retail Opportunity
 Investments Corp.            COM      76131N101   31,633   3,305,408  SH       Shared-Defined  01 02    1,933,708      -  1,371,700
Senior Housing
 Properties Trust             COM      81721M109   2,115      90,000   SH       Shared-Defined  01 02     90,000        -          -
Simon Property Group          COM      828806109  455,975   4,916,699  SH       Shared-Defined  01 02    2,979,332      -  1,937,367
Starwood Hotels & Resorts     COM      85590A401   47,551    904,869   SH       Shared-Defined  01 02     580,369       -    324,500
Strategic Hotels &
 Resorts Inc.                 COM      86272T106   7,294    1,720,300  SH       Shared-Defined  01 02     628,100       -  1,092,200
Taubman Centers Inc.          COM      876664103   11,804    264,599   SH       Shared-Defined  01 02     211,499       -     53,100
Vornado Realty Trust          COM      929042109  223,132   2,608,821  SH       Shared-Defined  01 02    1,608,588      -  1,000,233
                                                 --------- -----------                                  ---------- ------ ----------
Column Totals                                    4,055,718 117,503,374                                  78,854,042      - 38,649,332
                                                 --------- -----------                                  ---------- ------ ----------